Investments in associates and joint ventures	12 Months Ended
Mar. 31, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Interest in associates and joint ventures	Non-controlling interests
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2021	2020	2019
Global Blue TFS Japan Co Ltd	3,969	4,873	4,524
Global Blue Lebanon SAL	472	714	944
Global Blue Touristik Hizmetler A.Ş.	1,234	1,917	2,573
Global Blue Management & Co S.C.A.	—	(508)	(433)
Global Blue Russia AO	581	833	218
Global Blue Russia Holdings B.V.	320	325	326
Global Blue Cross Border SA	203	222	274
Total Non-controlling interests	6,779	8,376	8,426
Dividends paid to non-controlling interests amounted to EUR0.2 million (EUR4.8 million for the financial year ended March 31, 2020, EUR3.9 million for the financial year ended March 31, 2019). For the financial year ended March 31, 2021 the dividend is related to Global Blue Touristik Hizmetler A.Ş. For the financial years ended March 31, 2020 and 2019 the dividends are related to Global Blue Touristik Hizmetler A.Ş., Global Blue TFS Japan Co Ltd and Global Blue Lebanon SAL.
Summarized financial information on Subsidiaries with material non-controlling interest
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Lebanon SAL			Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Current
Assets	4,308	13,513	11,984	395	3,453	5,241	2,821	6,386	6,173
Liabilities	10,841	19,978	17,536	549	2,098	3,981	2,134	5,498	4,535
Total current net assets (liabilities)	(6,533)	(6,465)	(5,552)	(154)	1,355	1,260	687	888	1,638
Non- current
Assets	14,630	16,404	14,786	134	169	202	1,118	1,239	1,165
Liabilities	4	0	3	84	371	248	630	512	501
Total non-current net assets (liabilities)	14,626	16,404	14,783	50	(202)	(46)	488	727	664
Net assets	8,093	9,939	9,231	(104)	1,153	1,214	1,175	1,615	2,302

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Lebanon SAL			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Revenue	3,084	20,375	18,773	71	2,310	2,729	1,326	5,525	5,808
Profit for the year from continuing operations	(1,140)	8,120	7,352	(43)	188	545	267	2,371	2,658

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Lebanon SAL			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net increase (decrease) in cash and cash equivalents	(7,851)	8,709	(386)	(622)	228	293	(1,034)	1,248	1,275

(EUR thousand)
	Global Blue Russia AO			Global Blue Management & Co S.C.A.
	As of March 31
	2021	2020	2019	2021	2020	2019
Current
Assets	5,120	8,693	5,524	12	10	29
Liabilities	3,560	6,736	4,684	81	259,888	215,623
Total current net assets (liabilities)	1,560	1,957	840	(69)	(259,878)	(215,594)
Non- current
Assets	381	496	446	460,978	478,219	437,657
Liabilities	—	3	49	—	248,146	246,571
Total non-current net assets (liabilities)	381	493	397	460,978	230,073	191,086
Net assets	1,941	2,450	1,237	460,909	(29,805)	(24,508)

(EUR thousand)
	Global Blue Russia AO			Global Blue Management & Co S.C.A.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019
Revenue	756	3,581	1,803	—	—	—
Profit (Loss) for the year from continuing operations	(488)	1,857	652	(2,398)	(5,297)	(5,270)

(EUR thousand)
	Global Blue Russia AO			Global Blue Management & Co S.C.A.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019
Net increase (decrease) in cash and cash equivalents	1,999	693	657	(1)	(19)	(43)
Investments in joint ventures and other investments
The Group holds interests in joint ventures that are individually not material, the main ones being Europass S.A.S and Cash Paris Tax Refund, both French-based companies involved in the TFSS business. Both entities are accounted for using the equity method in the consolidated financial statements.
As part of the investments, loans granted by the Group to joint ventures amount to EUR0.6 million as of March 31, 2021 (EUR1.5 million as of March 31, 2020, EUR0 million as of March 31, 2019).
The Group has the following investments in joint ventures and other investments:

(EUR thousand)	As of March 31
	2021	2020	2019
Joint ventures	2,744	2,892	840
Other investments	753	3	1,604
Carrying amount of the Company’s interests:	3,497	2,895	2,444
The Group has the following income from joint ventures:

(EUR thousand)	For the financial year ended March 31
Income from joint ventures	2021	2020	2019
Share of profit or loss	(1,056)	(1,598)	1,603
Share of other comprehensive income	—	—	—
Share of total comprehensive income	(1,054)	(1,596)	1,605